STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2014	$ 58,382	$ 40,753,189	$ (36,753,989)	$ 4,057,582
Balance, shares at Dec. 31, 2014	58,381,854
Common stock issued in private placement	$ 6,794	4,308,206		4,315,000
Common stock issued in private placement, shares	6,793,767
Common stock issued for services	$ 62	48,901		48,963
Common stock issued for services, shares	62,258
Options issued for services		1,339,692		1,339,692
Warrants issued for services		91,263		91,263
Net loss			(4,845,432)	(4,845,432)
Balance at Dec. 31, 2015	$ 65,238	46,541,251	(41,599,421)	$ 5,007,068
Balance, shares at Dec. 31, 2015	65,237,879			65,237,879
Common stock issued to institutional investor	$ 2,400	1,550,790		$ 1,553,190
Common stock issued to institutional investor, shares	2,400,000
Common stock issued for additional commitment shares	$ 401	271,484		271,885
Common stock issued for additional commitment shares, shares	400,481
Common stock issued for services	$ 39	23,961		24,000
Common stock issued for services, shares	38,928
Options issued for services		436,228		436,228
Warrants issued for services		174,359		174,359
Net loss			(4,407,208)	(4,407,208)
Balance at Dec. 31, 2016	$ 68,078	48,998,073	(46,006,629)	$ 3,059,522
Balance, shares at Dec. 31, 2016	68,077,288			68,077,288
Common stock issued to institutional investor	$ 5,300	5,716,760		$ 5,722,060
Common stock issued to institutional investor, shares	5,300,000
Common stock issued for additional commitment shares	$ 186	225,907		226,093
Common stock issued for additional commitment shares, shares	185,974
Exercise of warrants	$ 469	502,031		502,500
Exercise of warrants, shares	469,000
Common stock issued for services	$ 35	44,215		44,250
Common stock issued for services, shares	35,997
Options issued for services		794,738		794,738
Warrants issued for services		416,934		416,934
Net loss			(5,749,382)	(5,749,382)
Balance at Dec. 31, 2017	$ 74,068	56,698,658	(51,756,011)	$ 5,016,715
Balance, shares at Dec. 31, 2017	74,068,259			74,068,259
Common stock issued to institutional investor	$ 3,250	$ 3,609,150		$ 3,612,400
Common stock issued to institutional investor, shares	3,250,000
Common stock issued for additional commitment shares	$ 118	$ 135,215		$ 135,333
Common stock issued for additional commitment shares, shares	117,407
Exercise of options	$ 100	$ 99,900		$ 100,000
Exercise of options, shares	100,000			100,000
Exercise of warrants	$ 100	$ 61,400		$ 61,500
Exercise of warrants, shares	100,000
Options issued for services		339,076		339,076
Warrants issued for services		62,731		62,731
Net loss			(4,509,172)	(4,509,172)
Balance at Sep. 30, 2018	$ 77,636	$ 61,006,130	$ (56,265,183)	$ 4,818,583
Balance, shares at Sep. 30, 2018	77,635,666			77,635,666